Portfolio of Investments
(unaudited)
Lifecycle Retirement Income Fund August 31, 2022

Lifecycle Retirement Income Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—5.8%
2,218,556
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/22; cost $23,659,718) $ 29,040,899
TOTAL DIRECT REAL ESTATE 29,040,899
FIXED INCOME—40.5%
11,104,946
TIAA-CREF Core Bond Fund 103,387,049
6,968,683
TIAA-CREF Core Plus Bond Fund 65,017,814
1,374,254
TIAA-CREF Emerging Markets Debt Fund 10,939,062
1,487,244
TIAA-CREF High-Yield Fund 12,358,997
1,220,411
TIAA-CREF International Bond Fund 10,422,314
TOTAL FIXED INCOME 202,125,236
INFLATION-PROTECTED ASSETS—10.0%
4,428,796
TIAA-CREF Inflation-Linked Bond Fund 50,001,111
TOTAL INFLATION-PROTECTED ASSETS 50,001,111
INTERNATIONAL EQUITY—11.9%
299,676
Nuveen International Growth Fund 12,082,927
1,024,075
TIAA-CREF Emerging Markets Equity Fund 7,772,728
1,664,444
TIAA-CREF International Equity Fund 18,308,882
961,154
TIAA-CREF International Opportunities Fund 12,716,066
911,447
TIAA-CREF Quant International Small-Cap Equity Fund 8,549,373
TOTAL INTERNATIONAL EQUITY 59,429,976
SHORT-TERM FIXED INCOME—10.1%
5,083,826
TIAA-CREF Short-Term Bond Fund 50,482,388
TOTAL SHORT-TERM FIXED INCOME 50,482,388
U.S. EQUITY—21.6%
291,792
Nuveen Dividend Growth Fund 14,723,816
1,241,431
Nuveen Dividend Value Fund 17,653,149
830,643
Nuveen Growth Opportunities ETF 15,715,766
1,050,835
TIAA-CREF Growth & Income Fund 14,564,569
897,620
TIAA-CREF Large-Cap Growth Fund 15,735,275
914,307
TIAA-CREF Large-Cap Value Fund 17,646,116
273,346
TIAA-CREF Quant Small-Cap Equity Fund 4,474,681
592,090
TIAA-CREF Quant Small/Mid-Cap Equity Fund 7,655,726
TOTAL U.S. EQUITY 108,169,098
TOTAL AFFILIATED INVESTMENT COMPANIES 499,248,708
(Cost $501,307,900)
TOTAL INVESTMENTS—99.9% 499,248,708
(Cost $501,307,900)
OTHER ASSETS & LIABILITIES, NET—0.1% 299,878
NET ASSETS—100.0% $ 499,548,586
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $29,040,899 or 5.8% of net assets.

Lifecycle 2010 Fund August 31, 2022
Portfolio of Investments
(unaudited)

Lifecycle 2010 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—4.6%
3,392,595
b
TIAA-CREF Real Property Fund LP (purchased 7/01/16-8/30/22; cost $35,228,745) $ 44,409,063
TOTAL DIRECT REAL ESTATE 44,409,063
FIXED INCOME—40.4%
21,447,240
TIAA-CREF Core Bond Fund 199,673,803
13,466,598
TIAA-CREF Core Plus Bond Fund 125,643,356
2,656,864
TIAA-CREF Emerging Markets Debt Fund 21,148,638
2,873,329
TIAA-CREF High-Yield Fund 23,877,367
2,357,566
TIAA-CREF International Bond Fund 20,133,616
TOTAL FIXED INCOME 390,476,780
INFLATION-PROTECTED ASSETS—10.0%
8,558,663
TIAA-CREF Inflation-Linked Bond Fund 96,627,309
TOTAL INFLATION-PROTECTED ASSETS 96,627,309
INTERNATIONAL EQUITY—11.6%
565,723
Nuveen International Growth Fund 22,809,940
1,925,416
TIAA-CREF Emerging Markets Equity Fund 14,613,905
3,131,042
TIAA-CREF International Equity Fund 34,441,462
1,806,054
TIAA-CREF International Opportunities Fund 23,894,090
1,709,961
TIAA-CREF Quant International Small-Cap Equity Fund 16,039,436
TOTAL INTERNATIONAL EQUITY 111,798,833
SHORT-TERM FIXED INCOME—12.3%
11,930,129
TIAA-CREF Short-Term Bond Fund 118,466,177
TOTAL SHORT-TERM FIXED INCOME 118,466,177
U.S. EQUITY—21.0%
541,962
Nuveen Dividend Growth Fund 27,347,405
2,335,875
Nuveen Dividend Value Fund 33,216,141
1,559,217
Nuveen Growth Opportunities ETF 29,500,386
1,970,458
TIAA-CREF Growth & Income Fund 27,310,544
1,680,070
TIAA-CREF Large-Cap Growth Fund 29,451,628
1,720,120
TIAA-CREF Large-Cap Value Fund 33,198,313
513,910
TIAA-CREF Quant Small-Cap Equity Fund 8,412,709
1,123,045
TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,520,974
TOTAL U.S. EQUITY 202,958,100
TOTAL AFFILIATED INVESTMENT COMPANIES 964,736,262
(Cost $943,802,824)
TOTAL INVESTMENTS—99.9% 964,736,262
(Cost $943,802,824)
OTHER ASSETS & LIABILITIES, NET—0.1% 749,101
NET ASSETS—100.0% $ 965,485,363
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $44,409,063 or 4.6% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2015 Fund August 31, 2022

Lifecycle 2015 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—5.8%
6,038,903
b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/30/22; cost $63,666,570) $ 79,049,243
TOTAL DIRECT REAL ESTATE 79,049,243
FIXED INCOME—39.9%
29,777,465
TIAA-CREF Core Bond Fund 277,228,203
18,711,833
TIAA-CREF Core Plus Bond Fund 174,581,404
3,691,835
TIAA-CREF Emerging Markets Debt Fund 29,387,005
4,005,606
TIAA-CREF High-Yield Fund 33,286,582
3,274,852
TIAA-CREF International Bond Fund 27,967,239
TOTAL FIXED INCOME 542,450,433
INFLATION-PROTECTED ASSETS—8.9%
10,673,637
TIAA-CREF Inflation-Linked Bond Fund 120,505,361
TOTAL INFLATION-PROTECTED ASSETS 120,505,361
INTERNATIONAL EQUITY—12.9%
887,887
Nuveen International Growth Fund 35,799,619
3,015,905
TIAA-CREF Emerging Markets Equity Fund 22,890,715
4,909,044
TIAA-CREF International Equity Fund 53,999,481
2,836,915
TIAA-CREF International Opportunities Fund 37,532,387
2,682,496
TIAA-CREF Quant International Small-Cap Equity Fund 25,161,816
TOTAL INTERNATIONAL EQUITY 175,384,018
SHORT-TERM FIXED INCOME—8.9%
12,261,225
TIAA-CREF Short-Term Bond Fund 121,753,968
TOTAL SHORT-TERM FIXED INCOME 121,753,968
U.S. EQUITY—23.5%
858,591
Nuveen Dividend Growth Fund 43,324,526
3,651,887
Nuveen Dividend Value Fund 51,929,834
2,467,860
Nuveen Growth Opportunities ETF 46,691,911
3,125,497
TIAA-CREF Growth & Income Fund 43,319,385
2,672,419
TIAA-CREF Large-Cap Growth Fund 46,847,510
2,689,590
TIAA-CREF Large-Cap Value Fund 51,909,091
806,298
TIAA-CREF Quant Small-Cap Equity Fund 13,199,092
1,703,124
TIAA-CREF Quant Small/Mid-Cap Equity Fund 22,021,389
TOTAL U.S. EQUITY 319,242,738
TOTAL AFFILIATED INVESTMENT COMPANIES 1,358,385,761
(Cost $1,394,961,327)
TOTAL INVESTMENTS—99.9% 1,358,385,761
(Cost $1,394,961,327)
OTHER ASSETS & LIABILITIES, NET—0.1% 686,293
NET ASSETS—100.0% $ 1,359,072,054
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $79,049,243 or 5.8% of net assets.

Lifecycle 2020 Fund August 31, 2022
Portfolio of Investments
(unaudited)

Lifecycle 2020 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—5.8%
13,375,161
b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-8/30/22; cost $141,574,475) $ 175,080,852
TOTAL DIRECT REAL ESTATE 175,080,852
FIXED INCOME—38.9%
64,230,297
TIAA-CREF Core Bond Fund 597,984,066
40,379,396
TIAA-CREF Core Plus Bond Fund 376,739,761
7,989,310
TIAA-CREF Emerging Markets Debt Fund 63,594,911
8,695,476
TIAA-CREF High-Yield Fund 72,259,409
7,066,398
TIAA-CREF International Bond Fund 60,347,039
TOTAL FIXED INCOME 1,170,925,186
INFLATION-PROTECTED ASSETS—6.9%
18,292,477
TIAA-CREF Inflation-Linked Bond Fund 206,522,065
TOTAL INFLATION-PROTECTED ASSETS 206,522,065
INTERNATIONAL EQUITY—14.6%
2,228,493
Nuveen International Growth Fund 89,852,831
7,544,810
TIAA-CREF Emerging Markets Equity Fund 57,265,108
12,304,117
TIAA-CREF International Equity Fund 135,345,286
7,118,788
TIAA-CREF International Opportunities Fund 94,181,572
6,739,326
TIAA-CREF Quant International Small-Cap Equity Fund 63,214,877
TOTAL INTERNATIONAL EQUITY 439,859,674
SHORT-TERM FIXED INCOME—6.9%
21,008,155
TIAA-CREF Short-Term Bond Fund 208,610,982
TOTAL SHORT-TERM FIXED INCOME 208,610,982
U.S. EQUITY—26.8%
2,176,115
Nuveen Dividend Growth Fund 109,806,747
9,140,792
Nuveen Dividend Value Fund 129,982,065
6,300,240
Nuveen Growth Opportunities ETF 119,200,541
7,910,316
TIAA-CREF Growth & Income Fund 109,636,973
6,793,681
TIAA-CREF Large-Cap Growth Fund 119,093,229
6,730,761
TIAA-CREF Large-Cap Value Fund 129,903,685
2,025,232
TIAA-CREF Quant Small-Cap Equity Fund 33,153,055
4,120,779
TIAA-CREF Quant Small/Mid-Cap Equity Fund 53,281,671
TOTAL U.S. EQUITY 804,057,966
TOTAL AFFILIATED INVESTMENT COMPANIES 3,005,056,725
(Cost $3,072,964,232)
TOTAL INVESTMENTS—99.9% 3,005,056,725
(Cost $3,072,964,232)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,182,621
NET ASSETS—100.0% $ 3,008,239,346
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $175,080,852 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2025 Fund August 31, 2022

Lifecycle 2025 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—5.8%
19,551,801
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/22; cost $208,871,668) $ 255,933,076
TOTAL DIRECT REAL ESTATE 255,933,076
FIXED INCOME—35.5%
85,523,419
TIAA-CREF Core Bond Fund 796,223,033
53,847,631
TIAA-CREF Core Plus Bond Fund 502,398,394
10,822,907
TIAA-CREF Emerging Markets Debt Fund 86,150,343
11,761,904
TIAA-CREF High-Yield Fund 97,741,420
9,423,040
TIAA-CREF International Bond Fund 80,472,763
TOTAL FIXED INCOME 1,562,985,953
INFLATION-PROTECTED ASSETS—4.9%
18,928,298
TIAA-CREF Inflation-Linked Bond Fund 213,700,483
TOTAL INFLATION-PROTECTED ASSETS 213,700,483
INTERNATIONAL EQUITY—17.2%
3,831,047
Nuveen International Growth Fund 154,467,824
13,024,497
TIAA-CREF Emerging Markets Equity Fund 98,855,934
21,215,636
TIAA-CREF International Equity Fund 233,371,996
12,251,291
TIAA-CREF International Opportunities Fund 162,084,581
11,609,514
TIAA-CREF Quant International Small-Cap Equity Fund 108,897,246
TOTAL INTERNATIONAL EQUITY 757,677,581
SHORT-TERM FIXED INCOME—4.9%
21,755,485
TIAA-CREF Short-Term Bond Fund 216,031,969
TOTAL SHORT-TERM FIXED INCOME 216,031,969
U.S. EQUITY—31.6%
3,785,968
Nuveen Dividend Growth Fund 191,039,955
15,653,946
Nuveen Dividend Value Fund 222,599,113
10,961,192
Nuveen Growth Opportunities ETF 207,385,753
13,750,454
TIAA-CREF Growth & Income Fund 190,581,288
11,859,055
TIAA-CREF Large-Cap Growth Fund 207,889,227
11,521,717
TIAA-CREF Large-Cap Value Fund 222,369,141
3,482,095
TIAA-CREF Quant Small-Cap Equity Fund 57,001,887
6,789,272
TIAA-CREF Quant Small/Mid-Cap Equity Fund 87,785,286
TOTAL U.S. EQUITY 1,386,651,650
TOTAL AFFILIATED INVESTMENT COMPANIES 4,392,980,712
(Cost $4,488,309,961)
TOTAL INVESTMENTS—99.9% 4,392,980,712
(Cost $4,488,309,961)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,713,784
NET ASSETS—100.0% $ 4,397,694,496
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $255,933,076 or 5.8% of net assets.

Lifecycle 2030 Fund August 31, 2022
Portfolio of Investments
(unaudited)

Lifecycle 2030 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—5.8%
21,628,543
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/22; cost $232,929,676) $ 283,117,627
TOTAL DIRECT REAL ESTATE 283,117,627
FIXED INCOME—30.4%
80,425,206
TIAA-CREF Core Bond Fund 748,758,664
50,718,176
TIAA-CREF Core Plus Bond Fund 473,200,583
10,456,503
TIAA-CREF Emerging Markets Debt Fund 83,233,767
11,612,914
TIAA-CREF High-Yield Fund 96,503,313
8,885,246
TIAA-CREF International Bond Fund 75,880,000
TOTAL FIXED INCOME 1,477,576,327
INFLATION-PROTECTED ASSETS—2.9%
12,299,502
TIAA-CREF Inflation-Linked Bond Fund 138,861,380
TOTAL INFLATION-PROTECTED ASSETS 138,861,380
INTERNATIONAL EQUITY—20.4%
5,005,926
Nuveen International Growth Fund 201,838,921
17,061,318
TIAA-CREF Emerging Markets Equity Fund 129,495,400
27,808,348
TIAA-CREF International Equity Fund 305,891,833
16,008,910
TIAA-CREF International Opportunities Fund 211,797,881
15,197,346
TIAA-CREF Quant International Small-Cap Equity Fund 142,551,101
TOTAL INTERNATIONAL EQUITY 991,575,136
SHORT-TERM FIXED INCOME—2.9%
14,134,821
TIAA-CREF Short-Term Bond Fund 140,358,768
TOTAL SHORT-TERM FIXED INCOME 140,358,768
U.S. EQUITY—37.5%
4,998,151
Nuveen Dividend Growth Fund 252,206,694
20,422,289
Nuveen Dividend Value Fund 290,404,953
14,533,924
Nuveen Growth Opportunities ETF 274,981,842
18,180,688
TIAA-CREF Growth & Income Fund 251,984,333
15,764,105
TIAA-CREF Large-Cap Growth Fund 276,344,765
15,040,884
TIAA-CREF Large-Cap Value Fund 290,289,054
4,562,618
TIAA-CREF Quant Small-Cap Equity Fund 74,690,050
8,549,839
TIAA-CREF Quant Small/Mid-Cap Equity Fund 110,549,416
TOTAL U.S. EQUITY 1,821,451,107
TOTAL AFFILIATED INVESTMENT COMPANIES 4,852,940,345
(Cost $4,955,222,221)
TOTAL INVESTMENTS—99.9% 4,852,940,345
(Cost $4,955,222,221)
OTHER ASSETS & LIABILITIES, NET—0.1% 6,106,414
NET ASSETS—100.0% $ 4,859,046,759
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $283,117,627 or 5.8% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2035 Fund August 31, 2022

Lifecycle 2035 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—5.8%
22,192,262
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/22; cost $238,740,120) $ 290,496,708
TOTAL DIRECT REAL ESTATE 290,496,708
FIXED INCOME—25.3%
68,004,037
TIAA-CREF Core Bond Fund 633,117,584
43,059,741
TIAA-CREF Core Plus Bond Fund 401,747,381
9,240,888
TIAA-CREF Emerging Markets Debt Fund 73,557,470
10,288,211
TIAA-CREF High-Yield Fund 85,495,029
7,548,085
TIAA-CREF International Bond Fund 64,460,645
TOTAL FIXED INCOME 1,258,378,109
INFLATION-PROTECTED ASSETS—0.8%
3,771,465
TIAA-CREF Inflation-Linked Bond Fund 42,579,836
TOTAL INFLATION-PROTECTED ASSETS 42,579,836
INTERNATIONAL EQUITY—23.6%
5,937,851
Nuveen International Growth Fund 239,414,160
20,228,868
TIAA-CREF Emerging Markets Equity Fund 153,537,106
32,982,304
TIAA-CREF International Equity Fund 362,805,341
19,003,304
TIAA-CREF International Opportunities Fund 251,413,708
17,992,638
TIAA-CREF Quant International Small-Cap Equity Fund 168,770,941
TOTAL INTERNATIONAL EQUITY 1,175,941,256
SHORT-TERM FIXED INCOME—0.9%
4,331,008
TIAA-CREF Short-Term Bond Fund 43,006,910
TOTAL SHORT-TERM FIXED INCOME 43,006,910
U.S. EQUITY—43.4%
5,973,290
Nuveen Dividend Growth Fund 301,412,227
24,156,501
Nuveen Dividend Value Fund 343,505,446
17,369,637
Nuveen Growth Opportunities ETF 328,633,532
21,748,010
TIAA-CREF Growth & Income Fund 301,427,425
18,839,901
TIAA-CREF Large-Cap Growth Fund 330,263,463
17,791,104
TIAA-CREF Large-Cap Value Fund 343,368,316
5,416,572
TIAA-CREF Quant Small-Cap Equity Fund 88,669,287
9,843,160
TIAA-CREF Quant Small/Mid-Cap Equity Fund 127,272,053
TOTAL U.S. EQUITY 2,164,551,749
TOTAL AFFILIATED INVESTMENT COMPANIES 4,974,954,568
(Cost $5,045,606,854)
TOTAL INVESTMENTS—99.8% 4,974,954,568
(Cost $5,045,606,854)
OTHER ASSETS & LIABILITIES, NET—0.2% 7,684,521
NET ASSETS—100.0% $ 4,982,639,089
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $290,496,708 or 5.8% of net assets.

Lifecycle 2040 Fund August 31, 2022
Portfolio of Investments
(unaudited)

Lifecycle 2040 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
DIRECT REAL ESTATE—5.9%
26,244,102
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/18/22; cost $281,876,356) $ 343,535,300
TOTAL DIRECT REAL ESTATE 343,535,300
FIXED INCOME—17.8%
55,527,768
TIAA-CREF Core Bond Fund 516,963,517
35,539,298
TIAA-CREF Core Plus Bond Fund 331,581,650
8,280,385
TIAA-CREF Emerging Markets Debt Fund 65,911,865
9,627,406
TIAA-CREF High-Yield Fund 80,003,746
6,218,893
TIAA-CREF International Bond Fund 53,109,345
TOTAL FIXED INCOME 1,047,570,123
INTERNATIONAL EQUITY—26.8%
7,968,588
Nuveen International Growth Fund 321,293,471
27,075,076
TIAA-CREF Emerging Markets Equity Fund 205,499,827
44,145,801
TIAA-CREF International Equity Fund 485,603,815
25,518,609
TIAA-CREF International Opportunities Fund 337,611,197
24,123,755
TIAA-CREF Quant International Small-Cap Equity Fund 226,280,822
TOTAL INTERNATIONAL EQUITY 1,576,289,132
U.S. EQUITY—49.4%
8,069,685
Nuveen Dividend Growth Fund 407,196,283
32,344,896
Nuveen Dividend Value Fund 459,944,418
23,398,641
Nuveen Growth Opportunities ETF 442,702,288
29,316,617
TIAA-CREF Growth & Income Fund 406,328,305
25,440,921
TIAA-CREF Large-Cap Growth Fund 445,979,340
23,814,609
TIAA-CREF Large-Cap Value Fund 459,621,962
7,268,300
TIAA-CREF Quant Small-Cap Equity Fund 118,982,071
12,897,206
TIAA-CREF Quant Small/Mid-Cap Equity Fund 166,760,872
TOTAL U.S. EQUITY 2,907,515,539
TOTAL AFFILIATED INVESTMENT COMPANIES 5,874,910,094
(Cost $5,904,685,793)
TOTAL INVESTMENTS—99.9% 5,874,910,094
(Cost $5,904,685,793)
OTHER ASSETS & LIABILITIES, NET—0.1% 8,805,496
NET ASSETS—100.0% $ 5,883,715,590
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $343,535,300 or 5.9% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2045 Fund August 31, 2022

Lifecycle 2045 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—5.8%
17,782,918
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/15/22; cost $193,328,005) $ 232,778,400
TOTAL DIRECT REAL ESTATE 232,778,400
FIXED INCOME—8.6%
16,967,963
TIAA-CREF Core Bond Fund 157,971,736
11,306,442
TIAA-CREF Core Plus Bond Fund 105,489,100
3,423,101
TIAA-CREF Emerging Markets Debt Fund 27,247,885
4,335,472
TIAA-CREF High-Yield Fund 36,027,776
1,979,129
TIAA-CREF International Bond Fund 16,901,763
TOTAL FIXED INCOME 343,638,260
INTERNATIONAL EQUITY—30.0%
6,040,459
Nuveen International Growth Fund 243,551,296
20,513,875
TIAA-CREF Emerging Markets Equity Fund 155,700,310
33,443,213
TIAA-CREF International Equity Fund 367,875,341
19,327,825
TIAA-CREF International Opportunities Fund 255,707,123
18,309,765
TIAA-CREF Quant International Small-Cap Equity Fund 171,745,600
TOTAL INTERNATIONAL EQUITY 1,194,579,670
U.S. EQUITY—55.4%
6,138,206
Nuveen Dividend Growth Fund 309,733,885
24,470,000
Nuveen Dividend Value Fund 347,963,399
17,807,035
Nuveen Growth Opportunities ETF 336,909,102
22,299,932
TIAA-CREF Growth & Income Fund 309,077,057
19,391,769
TIAA-CREF Large-Cap Growth Fund 339,937,709
18,021,611
TIAA-CREF Large-Cap Value Fund 347,817,094
5,504,690
TIAA-CREF Quant Small-Cap Equity Fund 90,111,779
9,604,030
TIAA-CREF Quant Small/Mid-Cap Equity Fund 124,180,103
TOTAL U.S. EQUITY 2,205,730,128
TOTAL AFFILIATED INVESTMENT COMPANIES 3,976,726,458
(Cost $3,930,970,886)
TOTAL INVESTMENTS—99.8% 3,976,726,458
(Cost $3,930,970,886)
OTHER ASSETS & LIABILITIES, NET—0.2% 6,733,407
NET ASSETS—100.0% $ 3,983,459,865
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $232,778,400 or 5.8% of net assets.

Lifecycle 2050 Fund August 31, 2022
Portfolio of Investments
(unaudited)

Lifecycle 2050 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—5.9%
13,421,732
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/15/22; cost $147,136,741) $ 175,690,471
TOTAL DIRECT REAL ESTATE 175,690,471
FIXED INCOME—4.0%
5,001,628
TIAA-CREF Core Bond Fund 46,565,153
3,677,058
TIAA-CREF Core Plus Bond Fund 34,306,952
1,763,550
TIAA-CREF Emerging Markets Debt Fund 14,037,857
2,442,160
TIAA-CREF High-Yield Fund 20,294,351
640,595
TIAA-CREF International Bond Fund 5,470,679
TOTAL FIXED INCOME 120,674,992
INTERNATIONAL EQUITY—31.6%
4,797,333
Nuveen International Growth Fund 193,428,482
16,295,730
TIAA-CREF Emerging Markets Equity Fund 123,684,593
26,556,149
TIAA-CREF International Equity Fund 292,117,640
15,364,584
TIAA-CREF International Opportunities Fund 203,273,448
14,547,359
TIAA-CREF Quant International Small-Cap Equity Fund 136,454,230
TOTAL INTERNATIONAL EQUITY 948,958,393
U.S. EQUITY—58.3%
4,886,475
Nuveen Dividend Growth Fund 246,571,539
19,436,065
Nuveen Dividend Value Fund 276,380,844
14,187,936
Nuveen Growth Opportunities ETF 268,435,749
17,732,505
TIAA-CREF Growth & Income Fund 245,772,522
15,439,256
TIAA-CREF Large-Cap Growth Fund 270,650,151
14,317,861
TIAA-CREF Large-Cap Value Fund 276,334,718
4,380,180
TIAA-CREF Quant Small-Cap Equity Fund 71,703,554
7,574,391
TIAA-CREF Quant Small/Mid-Cap Equity Fund 97,936,880
TOTAL U.S. EQUITY 1,753,785,957
TOTAL AFFILIATED INVESTMENT COMPANIES 2,999,109,813
(Cost $3,004,514,201)
TOTAL INVESTMENTS—99.8% 2,999,109,813
(Cost $3,004,514,201)
OTHER ASSETS & LIABILITIES, NET—0.2% 5,789,794
NET ASSETS—100.0% $ 3,004,899,607
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $175,690,471 or 5.9% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2055 Fund August 31, 2022

Lifecycle 2055 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
DIRECT REAL ESTATE—5.8%
6,104,520
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/15/22; cost $68,064,674) $ 79,908,166
TOTAL DIRECT REAL ESTATE 79,908,166
FIXED INCOME—2.8%
1,306,409
TIAA-CREF Core Bond Fund 12,162,671
1,067,479
TIAA-CREF Core Plus Bond Fund 9,959,582
701,060
TIAA-CREF Emerging Markets Debt Fund 5,580,440
1,006,624
TIAA-CREF High-Yield Fund 8,365,045
187,170
TIAA-CREF International Bond Fund 1,598,431
TOTAL FIXED INCOME 37,666,169
INTERNATIONAL EQUITY—32.0%
2,208,144
Nuveen International Growth Fund 89,032,374
7,527,423
TIAA-CREF Emerging Markets Equity Fund 57,133,138
12,231,948
TIAA-CREF International Equity Fund 134,551,433
7,104,738
TIAA-CREF International Opportunities Fund 93,995,681
6,696,803
TIAA-CREF Quant International Small-Cap Equity Fund 62,816,013
TOTAL INTERNATIONAL EQUITY 437,528,639
U.S. EQUITY—59.2%
2,254,814
Nuveen Dividend Growth Fund 113,777,928
8,961,015
Nuveen Dividend Value Fund 127,425,629
6,545,824
Nuveen Growth Opportunities ETF 123,846,990
8,171,954
TIAA-CREF Growth & Income Fund 113,263,286
7,117,073
TIAA-CREF Large-Cap Growth Fund 124,762,286
6,598,771
TIAA-CREF Large-Cap Value Fund 127,356,282
2,019,444
TIAA-CREF Quant Small-Cap Equity Fund 33,058,293
3,490,298
TIAA-CREF Quant Small/Mid-Cap Equity Fund 45,129,551
TOTAL U.S. EQUITY 808,620,245
TOTAL AFFILIATED INVESTMENT COMPANIES 1,363,723,219
(Cost $1,407,293,293)
TOTAL INVESTMENTS—99.8% 1,363,723,219
(Cost $1,407,293,293)
OTHER ASSETS & LIABILITIES, NET—0.2% 3,389,692
NET ASSETS—100.0% $ 1,367,112,911
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $79,908,166 or 5.8% of net assets.

Lifecycle 2060 Fund August 31, 2022
Portfolio of Investments
(unaudited)

Lifecycle 2060 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%
a
DIRECT REAL ESTATE—5.9%
2,019,911
b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/30/22; cost $23,031,354) $ 26,440,640
TOTAL DIRECT REAL ESTATE 26,440,640
FIXED INCOME—1.5%
107,439
TIAA-CREF Core Bond Fund 1,000,262
158,162
TIAA-CREF Core Plus Bond Fund 1,475,654
200,049
TIAA-CREF Emerging Markets Debt Fund 1,592,391
303,174
TIAA-CREF High-Yield Fund 2,519,376
27,718
TIAA-CREF International Bond Fund 236,715
TOTAL FIXED INCOME 6,824,398
INTERNATIONAL EQUITY—32.4%
735,792
Nuveen International Growth Fund 29,667,152
2,542,404
TIAA-CREF Emerging Markets Equity Fund 19,296,850
4,102,409
TIAA-CREF International Equity Fund 45,126,497
2,390,009
TIAA-CREF International Opportunities Fund 31,619,817
2,248,148
TIAA-CREF Quant International Small-Cap Equity Fund 21,087,627
TOTAL INTERNATIONAL EQUITY 146,797,943
U.S. EQUITY—59.9%
757,223
Nuveen Dividend Growth Fund 38,209,465
3,008,686
Nuveen Dividend Value Fund 42,783,512
2,191,534
Nuveen Growth Opportunities ETF 41,463,823
2,741,190
TIAA-CREF Growth & Income Fund 37,992,898
2,388,098
TIAA-CREF Large-Cap Growth Fund 41,863,356
2,213,689
TIAA-CREF Large-Cap Value Fund 42,724,197
676,930
TIAA-CREF Quant Small-Cap Equity Fund 11,081,346
1,164,654
TIAA-CREF Quant Small/Mid-Cap Equity Fund 15,058,977
TOTAL U.S. EQUITY 271,177,574
TOTAL AFFILIATED INVESTMENT COMPANIES 451,240,555
(Cost $482,986,002)
TOTAL INVESTMENTS—99.7% 451,240,555
(Cost $482,986,002)
OTHER ASSETS & LIABILITIES, NET—0.3% 1,434,147
NET ASSETS—100.0% $ 452,674,702
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $26,440,640 or 5.9% of net assets.

Portfolio of Investments
(unaudited)
Lifecycle 2065 Fund August 31, 2022

Lifecycle 2065 Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%
a
DIRECT REAL ESTATE—5.8%
123,108
b
TIAA-CREF Real Property Fund LP (purchased 9/30/20-8/30/22; cost $1,533,181) $ 1,611,485
TOTAL DIRECT REAL ESTATE 1,611,485
FIXED INCOME—0.6%

TIAA-CREF Core Bond Fund 157

TIAA-CREF Core Plus Bond Fund 1,902

TIAA-CREF Emerging Markets Debt Fund 3,062
18,074
TIAA-CREF High-Yield Fund 150,197
38
TIAA-CREF International Bond Fund 328
TOTAL FIXED INCOME 155,646
INTERNATIONAL EQUITY—32.7%
44,426
Nuveen International Growth Fund 1,791,237
156,524
TIAA-CREF Emerging Markets Equity Fund 1,188,018
253,146
TIAA-CREF International Equity Fund 2,784,611
148,276
TIAA-CREF International Opportunities Fund 1,961,687
139,032
TIAA-CREF Quant International Small-Cap Equity Fund 1,304,121
TOTAL INTERNATIONAL EQUITY 9,029,674
U.S. EQUITY—60.4%
46,743
Nuveen Dividend Growth Fund 2,358,676
185,148
Nuveen Dividend Value Fund 2,632,811
133,991
Nuveen Growth Opportunities ETF 2,535,110
168,969
TIAA-CREF Growth & Income Fund 2,341,915
147,251
TIAA-CREF Large-Cap Growth Fund 2,581,303
137,335
TIAA-CREF Large-Cap Value Fund 2,650,557
41,751
TIAA-CREF Quant Small-Cap Equity Fund 683,460
72,109
TIAA-CREF Quant Small/Mid-Cap Equity Fund 932,372
TOTAL U.S. EQUITY 16,716,204
TOTAL AFFILIATED INVESTMENT COMPANIES 27,513,009
(Cost $30,257,150)
TOTAL INVESTMENTS—99.5% 27,513,009
(Cost $30,257,150)
OTHER ASSETS & LIABILITIES, NET—0.5% 145,585
NET ASSETS—100.0% $ 27,658,594
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 8/31/22, the total value of this security amounted to $1,611,485 or 5.8% of net assets.

TIAA-CREF Lifecycle Funds August 31, 2022
Notes to portfolios of investments
(unaudited)
14
Notes to portfolios of investments (unaudited)
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value ("NAV") per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of August 31, 2022 , based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 470,207,809 $ — $ — $ — $ 470,207,809
TIAA-CREF Real Property Fund LP — — — 29,040,899 29,040,899
Total $ 470,207,809 $ — $ — $ 29,040,899 $ 499,248,708
Lifecycle 2010
Registered investment companies $ 920,327,199 $ — $ — $ — $ 920,327,199
TIAA-CREF Real Property Fund LP — — — 44,409,063 44,409,063
Total $ 920,327,199 $ — $ — $ 44,409,063 $ 964,736,262
Lifecycle 2015
Registered investment companies $ 1,279,336,518 $ — $ — $ — $ 1,279,336,518
TIAA-CREF Real Property Fund LP — — — 79,049,243 79,049,243
Total $ 1,279,336,518 $ — $ — $ 79,049,243 $ 1,358,385,761
Lifecycle 2020
Registered investment companies $ 2,829,975,873 $ — $ — $ — $ 2,829,975,873
TIAA-CREF Real Property Fund LP — — — 175,080,852 175,080,852
Total $ 2,829,975,873 $ — $ — $ 175,080,852 $ 3,005,056,725
Lifecycle 2025
Registered investment companies $ 4,137,047,636 $ — $ — $ — $ 4,137,047,636
TIAA-CREF Real Property Fund LP — — — 255,933,076 255,933,076
Total $ 4,137,047,636 $ — $ — $ 255,933,076 $ 4,392,980,712

Notes to portfolios of investments
(unaudited)
TIAA-CREF Lifecycle Funds August 31, 2022
15
Notes to portfolios of investments (unaudited)
concluded
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2030
Registered investment companies $ 4,569,822,718 $ — $ — $ — $ 4,569,822,718
TIAA-CREF Real Property Fund LP — — — 283,117,627 283,117,627
Total $ 4,569,822,718 $ — $ — $ 283,117,627 $ 4,852,940,345
Lifecycle 2035
Registered investment companies $ 4,684,457,860 $ — $ — $ — $ 4,684,457,860
TIAA-CREF Real Property Fund LP — — — 290,496,708 290,496,708
Total $ 4,684,457,860 $ — $ — $ 290,496,708 $ 4,974,954,568
Lifecycle 2040
Registered investment companies $ 5,531,374,794 $ — $ — $ — $ 5,531,374,794
TIAA-CREF Real Property Fund LP — — — 343,535,300 343,535,300
Total $ 5,531,374,794 $ — $ — $ 343,535,300 $ 5,874,910,094
Lifecycle 2045
Registered investment companies $ 3,743,948,058 $ — $ — $ — $ 3,743,948,058
TIAA-CREF Real Property Fund LP — — — 232,778,400 232,778,400
Total $ 3,743,948,058 $ — $ — $ 232,778,400 $ 3,976,726,458
Lifecycle 2050
Registered investment companies $ 2,823,419,342 $ — $ — $ — $ 2,823,419,342
TIAA-CREF Real Property Fund LP — — — 175,690,471 175,690,471
Total $ 2,823,419,342 $ — $ — $ 175,690,471 $ 2,999,109,813
Lifecycle 2055
Registered investment companies $ 1,283,815,053 $ — $ — $ — $ 1,283,815,053
TIAA-CREF Real Property Fund LP — — — 79,908,166 79,908,166
Total $ 1,283,815,053 $ — $ — $ 79,908,166 $ 1,363,723,219
Lifecycle 2060
Registered investment companies $ 424,799,915 $ — $ — $ — $ 424,799,915
TIAA-CREF Real Property Fund LP — — — 26,440,640 26,440,640
Total $ 424,799,915 $ — $ — $ 26,440,640 $ 451,240,555
Lifecycle 2065
Registered investment companies $ 25,901,524 $ — $ — $ — $ 25,901,524
TIAA-CREF Real Property Fund LP — — — 1,611,485 1,611,485
Total $ 25,901,524 $ — $ — $ 1,611,485 $ 27,513,009
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.
A10998-D (10/22)